Finance income and charges - Schedule of finance income and charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Finance Income And Charges [Line Items]
Interest income	$ 179	$ 193	$ 168
Fair value gain on financial instruments	100	124	454
Total interest income	279	317	622
Interest charge on bonds, commercial paper, bank loans and overdrafts	(665)	(563)	(495)
Interest charge on finance leases	(23)	(19)	(16)
Other interest charges	(396)	(325)	(119)
Fair value loss on financial instruments	(101)	(123)	(461)
Total interest charges	(1,185)	(1,030)	(1,091)
Net interest charges	(906)	(713)	(469)
Net finance income in respect of post-employment plans in surplus (note 14)	57	71	29
Monetary gain on hyperinflation in various economies	49	13	1
Interest income in respect of direct and indirect tax	15	8	5
Unwinding of discounts	0	0	4
Total other finance income	121	92	39
Net finance charge in respect of post-employment plans in deficit (note 14)	(20)	(18)	(16)
Monetary loss on hyperinflation in various economies	(8)	(3)	(45)
Interest charge in respect of direct and indirect tax	(27)	(29)	(23)
Unwinding of discounts	(23)	(15)	(12)
Change in financial liability - Zacapa (Level 3)	0	(10)	(27)
Other finance charges	(22)	(16)	(3)
Total other finance charges	(100)	(91)	(126)
Net other finance income/(charges)	21	1	(87)
Interest income on financial assets not designated at fair value through profit or loss	59	98	36
Interest expense on financial liabilities not designated at fair value through profit or loss	$ (765)	$ (628)	$ (554)